Business Combinations - Acquisition of Community Southern Holdings, Inc - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Business Acquisition [Line Items]
Business acquisition, assets						$ 300,045
Merger and acquisition related expenses		$ 95	$ 863	$ 95	$ 1,121	1,501
Business acquisition, Fair value of loan portfolio						$ 179,408
Community Southern Holdings Inc [Member]
Business Acquisition [Line Items]
Business acquisition ownership percentage	100.00%		100.00%		100.00%
Payment to acquire business	$ 30,300
Business acquisition, assets	250,397		$ 250,397		$ 250,397
Business acquisition, liabilities and equity assumed	214,400		214,400		214,400
Exchange in preferred stock to US Treasury	5,700		5,700		5,700
Merger and acquisition related expenses	1,300
Business acquisition, loan portfolio	170,000		170,000		170,000
Business acquisition, Fair value of loan portfolio	$ 171,476		$ 171,476		$ 171,476